Consolidated Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.(a)	7,498	$622,338

Airlines — 0.1%
SpiceJet Ltd.(a)	379,607	416,336

Auto Components — 3.3%
Apollo Tyres Ltd.(a)	498,209	1,529,241
Ceat Ltd.(a)	33,944	617,868
Endurance Technologies Ltd.(a)(b)	55,555	1,167,751
Exide Industries Ltd.	600,439	1,584,626
Mahindra CIE Automotive Ltd.(a)	179,636	495,921
Minda Industries Ltd.	107,397	901,820
Sundram Fasteners Ltd.	148,442	1,620,965
Tube Investments of India Ltd.	151,668	2,461,435
		10,379,627
Banks — 4.2%
AU Small Finance Bank Ltd.(a)(b)	122,552	1,670,943
Canara Bank(a)	524,705	1,160,914
City Union Bank Ltd.(a)	567,417	1,349,765
DCB Bank Ltd.(a)	240,370	347,567
Federal Bank Ltd.(a)	2,323,804	2,795,747
IDFC First Bank Ltd.(a)	3,572,585	2,882,919
Karur Vysya Bank Ltd. (The)(a)	618,748	487,957
RBL Bank Ltd.(a)(b)	563,342	1,658,405
Yes Bank Ltd., New,
(Acquired 03/16/20, Cost: $3,554,476)(a)(c)	4,044,378	618,231
		12,972,448
Beverages — 1.0%
Radico Khaitan Ltd.	116,000	977,727
Varun Beverages Ltd.	158,907	2,215,471
		3,193,198
Building Products — 2.2%
Astral Ltd.	142,362	3,673,987
Blue Star Ltd.(a)	91,293	1,037,516
Cera Sanitaryware Ltd.(a)	8,219	452,242
Kajaria Ceramics Ltd.	124,901	1,663,770
		6,827,515
Capital Markets — 3.9%
Central Depository Services India Ltd.	80,893	1,102,150
CRISIL Ltd.	22,965	614,585
Dhani Services Ltd.(a)	333,091	800,683
Edelweiss Financial Services Ltd.	789,108	709,838
ICICI Securities Ltd.(b)	127,264	1,056,544
IDFC Ltd.(a)	1,753,032	1,377,496
IIFL Wealth Management Ltd.	55,512	910,600
Indian Energy Exchange Ltd.(b)	231,034	1,138,772
JM Financial Ltd.	668,519	812,394
Motilal Oswal Financial Services Ltd.	57,898	648,724
Multi Commodity Exchange of India Ltd.	39,333	839,333
Nippon Life India Asset Management Ltd.(b)	194,355	995,011
Tata Investment Corp. Ltd.	19,984	292,130
UTI Asset Management Co. Ltd.	70,698	738,146
		12,036,406
Chemicals — 12.4%
Aarti Industries Ltd.	150,897	3,491,360
Advanced Enzyme Technologies Ltd.	70,603	417,505
Akzo Nobel India Ltd.	14,390	453,496
Alkyl Amines Chemicals	19,953	1,012,088
Security	Shares	Value

Chemicals (continued)
Atul Ltd.(a)	23,286	$2,756,953
Balaji Amines Ltd.	15,486	601,043
BASF India Ltd.	17,096	573,886
Bayer CropScience Ltd./India	21,163	1,546,199
Castrol India Ltd.	625,038	1,159,443
Chambal Fertilizers and Chemicals Ltd.	262,628	1,047,145
Coromandel International Ltd.	184,431	2,035,074
Deepak Nitrite Ltd.(a)	107,327	2,640,136
EID Parry India Ltd.(a)	111,897	646,286
Fine Organic Industries Ltd.	12,110	485,183
Finolex Industries Ltd.(a)	390,720	916,068
Galaxy Surfactants Ltd.	16,804	682,911
Gujarat Fluorochemicals Ltd.(a)	34,708	397,624
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	123,804	642,614
Gulf Oil Lubricants India Ltd.	23,766	228,729
Indigo Paints Ltd.(a)	15,157	526,627
Linde India Ltd.	33,683	740,205
Navin Fluorine International Ltd.	50,605	2,246,521
Rain Industries Ltd.	267,927	650,908
Rallis India Ltd.	122,887	529,912
SRF Ltd.	46,645	4,193,268
Sumitomo Chemical India Ltd.	159,044	710,360
Supreme Industries Ltd.	100,010	3,129,794
Supreme Petrochem Ltd.	52,427	561,994
Tata Chemicals Ltd.	260,559	2,533,113
Vinati Organics Ltd.	40,182	967,450
		38,523,895
Commercial Services & Supplies — 0.8%
Indian Railway Catering & Tourism Corp. Ltd.	89,217	2,345,327

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	250,577	865,376

Construction & Engineering — 3.2%
Dilip Buildcon Ltd.(b)	54,020	400,727
Engineers India Ltd.	399,809	468,897
IRB Infrastructure Developers Ltd.	194,325	304,107
Kalpataru Power Transmission Ltd.	105,860	620,417
KEC International Ltd.(a)	181,074	1,026,967
KNR Constructions Ltd.(a)	201,624	611,678
NBCC India Ltd.	1,122,134	737,785
NCC Ltd./India.	631,531	704,347
PNC Infratech Ltd.(a)	141,846	504,607
Voltas Ltd.	338,668	4,714,664
		10,094,196
Construction Materials — 3.4%
Birla Corp. Ltd.	42,579	739,137
Dalmia Bharat Ltd.(a)	117,848	2,864,665
HeidelbergCement India Ltd.	107,405	372,716
India Cements Ltd. (The)	220,306	553,173
JK Cement Ltd.(a)	54,677	2,145,692
JK Lakshmi Cement Ltd.(a)	93,734	707,058
Prism Johnson Ltd.(a)	200,483	342,258
Ramco Cements Ltd. (The)	204,191	2,723,158
		10,447,857
Consumer Finance — 3.5%
Cholamandalam Financial Holdings Ltd.(a)	148,281	1,299,350
CreditAccess Grameen Ltd.(a)	73,714	644,072
Mahindra & Mahindra Financial Services Ltd.(a)	969,794	2,176,752
Manappuram Finance Ltd.	797,249	1,791,407

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
MAS Financial Services Ltd.(a)(b)	25,822	$331,259
Shriram City Union Finance Ltd.	36,805	851,187
Spandana Sphoorty Financial Ltd.(a)	30,467	239,682
Sundaram Finance Ltd.	95,423	3,290,264
Ujjivan Financial Services Ltd.	47,151	139,670
		10,763,643
Containers & Packaging — 0.2%
EPL Ltd.	201,099	632,849

Diversified Financial Services — 0.9%
Aditya Birla Capital Ltd.(a)	719,094	1,204,979
L&T Finance Holdings Ltd.(a)	1,162,144	1,498,518
		2,703,497
Diversified Telecommunication Services — 0.8%
Tata Communications Ltd.	179,409	2,648,187

Electric Utilities — 1.9%
CESC Ltd.	94,235	890,342
Tata Power Co. Ltd. (The)	2,264,194	3,322,066
Torrent Power Ltd.	264,031	1,577,948
		5,790,356
Electrical Equipment — 2.8%
Amara Raja Batteries Ltd.	120,450	1,232,189
Bharat Heavy Electricals Ltd.(a)	1,365,184	1,339,807
CG Power and Industrial Solutions Ltd.(a)	820,917	970,605
Finolex Cables Ltd.	108,725	659,460
Graphite India Ltd.(a)	92,596	957,224
HEG Ltd.(a)	18,292	528,681
KEI Industries Ltd.	85,172	723,244
Polycab India Ltd.(a)	58,454	1,352,756
V-Guard Industries Ltd.(a)	271,399	1,046,661
		8,810,627
Electronic Equipment, Instruments & Components — 0.5%
Redington India Ltd.(a)	399,538	1,453,200

Entertainment — 0.5%
Chennai Super Kings Cricket Ltd.(d)	206,787	29
Inox Leisure Ltd.(a)	84,346	361,695
PVR Ltd.(a)	71,379	1,289,720
		1,651,444
Equity Real Estate Investment Trusts (REITs) — 0.3%
Mindspace Business Parks REIT(b)	231,600	882,377

Food Products — 1.2%
Avanti Feeds Ltd.	86,096	710,241
Balrampur Chini Mills Ltd.	194,938	817,178
Bombay Burmah Trading Co.	27,307	492,410
CCL Products India Ltd.	115,586	577,004
Kaveri Seed Co. Ltd.	37,567	372,664
KRBL Ltd.(a)	14,889	42,878
Zydus Wellness Ltd.(a)	20,105	581,044
		3,593,419
Gas Utilities — 1.6%
Gujarat Gas Ltd.	270,459	2,004,738
Gujarat State Petronet Ltd.	443,042	1,656,257
Mahanagar Gas Ltd.	85,214	1,398,383
		5,059,378
Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.(a)	38,188	538,202
Security	Shares	Value

Health Care Providers & Services — 2.8%
Aster DM Healthcare Ltd.(a)(b)	197,406	$400,091
Dr Lal PathLabs Ltd.(b)	51,928	2,118,901
Fortis Healthcare Ltd.(a)	712,397	2,239,099
Max Healthcare Institute Ltd.(a)	461,673	1,423,258
Metropolis Healthcare Ltd.(b)	40,065	1,420,042
Narayana Hrudayalaya Ltd.(a)	112,198	679,754
Thyrocare Technologies Ltd.(b)	29,238	429,762
		8,710,907
Hotels, Restaurants & Leisure — 1.1%
Burger King India Ltd.(a)	244,060	490,529
EIH Ltd.(a)	246,182	370,936
Indian Hotels Co. Ltd. (The)	1,027,774	1,972,256
Westlife Development Ltd.(a)	86,141	570,010
		3,403,731
Household Durables — 3.8%
Amber Enterprises India Ltd.(a)	26,615	1,001,403
Bajaj Electricals Ltd.(a)	72,377	1,050,103
Crompton Greaves Consumer Electricals Ltd.	839,993	4,607,470
Dixon Technologies India Ltd.(a)	50,703	2,816,747
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	10,739	334,006
Orient Electric Ltd.	197,396	832,917
Symphony Ltd.	27,629	409,174
TTK Prestige Ltd.	6,570	773,315
		11,825,135
Household Products — 0.2%
Jyothy Labs Ltd.(a)	232,044	494,629

Independent Power and Renewable Electricity Producers — 0.7%
Adani Power Ltd.(a)	1,211,289	1,545,831
JSW Energy Ltd.	389,160	630,056
		2,175,887
Industrial Conglomerates — 0.7%
3M India Ltd.(a)	4,422	1,558,117
Godrej Industries Ltd.(a)	79,746	577,319
		2,135,436
Insurance — 1.4%
Max Financial Services Ltd.(a)	326,038	4,201,219

Interactive Media & Services — 0.2%
Just Dial Ltd.(a)	53,760	698,766

IT Services — 5.1%
Coforge Ltd.	33,292	1,626,266
Computer Age Management Services Ltd.	34,979	1,206,880
Firstsource Solutions Ltd.	439,681	861,110
Happiest Minds Technologies Ltd.(a)	93,591	1,121,123
Infibeam Avenues Ltd.(a)	525,692	362,509
Mindtree Ltd.	90,748	2,991,657
Mphasis Ltd.	132,481	3,555,240
Persistent Systems Ltd.	76,021	2,664,020
Sonata Software Ltd.	97,621	911,667
Vakrangee Ltd.	669,451	390,473
		15,690,945
Life Sciences Tools & Services — 0.5%
Syngene International Ltd.(a)(b)	186,929	1,500,318

Machinery — 5.4%
AIA Engineering Ltd.(a)	66,669	1,765,908
Ashok Leyland Ltd.(a)	2,311,215	3,940,408
BEML Ltd.	29,856	535,143

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Carborundum Universal Ltd.	163,452	$1,350,294
Cochin Shipyard Ltd.(b)	51,783	267,792
Cummins India Ltd.	196,155	2,127,757
Escorts Ltd.	105,865	1,708,088
GMM Pfaudler Ltd.	10,392	687,650
Lakshmi Machine Works Ltd.	5,064	466,357
Schaeffler India Ltd.	12,347	894,639
SKF India Ltd.	35,443	1,135,689
Thermax Ltd.(a)	65,387	1,277,480
Timken India Ltd.	29,708	552,589
		16,709,794
Media — 2.1%
Affle India Ltd.(a)	16,112	1,174,684
Sun TV Network Ltd.	125,568	938,039
TV18 Broadcast Ltd.(a)	704,192	407,644
Zee Entertainment Enterprises Ltd.	1,377,219	3,979,752
		6,500,119
Metals & Mining — 2.3%
APL Apollo Tubes Ltd.(a)	88,197	1,579,032
Jindal Steel & Power Ltd.(a)	642,467	3,614,168
National Aluminium Co. Ltd.	1,326,268	1,350,276
Ratnamani Metals & Tubes Ltd.(a)	25,838	703,947
		7,247,423
Multiline Retail — 0.3%
Future Retail Ltd.(a)	324,128	213,156
V-Mart Retail Ltd.(a)	15,079	574,573
		787,729
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	221,801	1,103,135
Great Eastern Shipping Co. Ltd. (The)	162,522	921,093
Oil India Ltd.	428,280	781,790
		2,806,018
Paper & Forest Products — 0.3%
Century Plyboards India Ltd.(a)	88,490	487,612
Century Textiles & Industries Ltd.	70,582	489,015
		976,627
Personal Products — 1.1%
Bajaj Consumer Care Ltd.	151,503	601,742
Emami Ltd.	314,561	2,177,063
Gillette India Ltd.	10,296	795,230
		3,574,035
Pharmaceuticals — 6.8%
Aarti Drugs Ltd.	51,534	516,976
Ajanta Pharma Ltd.	41,008	1,089,590
Alembic Pharmaceuticals Ltd.(a)	93,158	1,223,086
AstraZeneca Pharma India Ltd.	7,905	411,337
Eris Lifesciences Ltd.(b)	53,626	518,029
FDC Ltd./India(a)	80,056	373,004
Glenmark Pharmaceuticals Ltd.	221,685	1,814,672
Granules India Ltd.	215,099	945,870
IOL Chemicals and Pharmaceuticals Ltd.	35,136	339,814
JB Chemicals & Pharmaceuticals Ltd.	54,940	1,095,134
Jubilant Pharmova Ltd.(a)	99,841	1,204,218
Laurus Labs Ltd.(b)	506,977	3,659,828
Natco Pharma Ltd.	143,357	2,076,310
Procter & Gamble Health Ltd.	11,797	967,368
Sanofi India Ltd.	12,640	1,348,209
Shilpa Medicare Ltd.(a)	48,452	341,507
Security	Shares	Value

Pharmaceuticals (continued)
Solara Active Pharma Sciences Ltd.	20,035	$483,946
Strides Pharma Science Ltd.	92,053	976,931
Sun Pharma Advanced Research Co. Ltd.(a)	103,560	320,128
Suven Pharmaceuticals Ltd.	140,755	999,927
Wockhardt Ltd.(a)	52,498	465,401
		21,171,285
Professional Services — 1.1%
L&T Technology Services Ltd.(b)	41,217	1,539,600
Quess Corp. Ltd.(b)	104,986	987,050
TeamLease Services Ltd.(a)	17,285	824,052
		3,350,702
Real Estate Management & Development — 3.0%
Brigade Enterprises Ltd.(a)	151,209	538,288
Godrej Properties Ltd.(a)	175,065	3,304,209
Hemisphere Properties India Ltd.(a)	35,685	67,232
Indiabulls Real Estate Ltd.(a)	285,332	399,196
NESCO Ltd.(a)	33,285	249,770
Oberoi Realty Ltd.(a)	199,795	1,666,876
Phoenix Mills Ltd. (The)(a)	148,338	1,612,650
Prestige Estates Projects Ltd.(a)	221,646	834,226
Sobha Ltd.	59,935	407,307
Sunteck Realty Ltd.	80,682	319,334
		9,399,088
Software — 3.7%
Birlasoft Ltd.	219,025	960,004
Cyient Ltd.(a)	129,403	1,472,400
Intellect Design Arena Ltd.(a)	123,518	1,319,276
KPIT Technologies Ltd.(a)	262,054	879,198
Oracle Financial Services Software Ltd.	34,278	1,646,502
Route Mobile Ltd.(a)	32,182	744,206
Tanla Platforms Ltd.	104,784	1,313,371
Tata Elxsi Ltd.	53,906	2,708,297
Zensar Technologies Ltd.	106,997	419,229
		11,462,483
Textiles, Apparel & Luxury Goods — 2.9%
Aditya Birla Fashion and Retail Ltd.(a)	464,720	1,247,318
Alok Industries Ltd.(a)	1,977,613	564,027
Bata India Ltd.	80,744	1,720,917
Garware Technical Fibres Ltd.(a)	14,658	582,007
KPR Mill Ltd.	27,176	596,123
Rajesh Exports Ltd.	93,290	669,882
Relaxo Footwears Ltd.(a)	78,497	1,227,346
Vaibhav Global Ltd.	77,038	894,270
Vardhman Textiles Ltd.(a)	36,375	649,468
VIP Industries Ltd.(a)	89,357	453,784
Welspun India Ltd.	396,811	487,694
		9,092,836
Thrifts & Mortgage Finance — 2.6%
Aavas Financiers Ltd.(a)	55,496	1,741,595
Can Fin Homes Ltd.	94,627	718,786
IIFL Finance Ltd.	179,397	615,934
Indiabulls Housing Finance Ltd.	398,484	1,224,394
LIC Housing Finance Ltd.	476,733	3,067,847
PNB Housing Finance Ltd.(a)(b)	93,004	674,030
		8,042,586
Tobacco — 0.1%
Godfrey Phillips India Ltd.(a)	19,649	243,375

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
IndiaMART Intermesh Ltd.(a)(b)	19,091	$1,944,729

Transportation Infrastructure — 0.5%
GMR Infrastructure Ltd.(a)	2,860,637	1,029,339
Gujarat Pipavav Port Ltd.	420,051	622,978
		1,652,317
Wireless Telecommunication Services — 0.5%
Vodafone Idea Ltd.(a)	13,533,546	1,614,020

Total Common Stocks — 100.1%

(Cost: $194,907,346)		310,663,837

Total Investments in Securities — 100.1%
(Cost: $194,907,346)		310,663,837

Other Assets, Less Liabilities — (0.1)%		(327,518)

Net Assets — 100.0%.		$310,336,319

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $618,231, representing 0.2% of its net assets as of period end, and an original cost of $3,554,476.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$666	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	4	06/24/21	$125	$911

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,028,095	$306,635,713	$29	$310,663,837

Derivative financial instruments(a)
Assets
Futures Contracts	$911	$—	$—	$911

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust